INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of inventories
	As of December 31,
	2 0 2 4	2 0 2 3

Raw materials	43,965	50,156
Service inventory	36,232	31,407
Work in process	37,036	31,873
Finished goods	39,366	24,762
	156,599	138,198